[Sutherland Asbill & Brennan LLP letterhead]

November 5, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Davis Park Series Trust

File Nos. 333-46112 and 811-10141

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust effective November 1, 2003, do not differ from those filed in the Post-Effective Amendment No. 7 on October 31, 2003, which was filed electronically.

If you have any questions or comments regarding this letter, please call the undersigned at (202) 383-0590, or Eric C. Freed of our firm at (212) 389-5055.

Very truly yours,

 /s/ W. Thomas Conner____________

W. Thomas Conner

cc:

Howard Mah

Eric C. Freed